Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument, Redemption [Line Items]
2021	$ 186,723
2022	312,086
2023	295,087
2024	141,633
2025	100,589
Total long-term debt	1,036,118	$ 1,002,813
Periodic repayment
Debt Instrument, Redemption [Line Items]
2021	90,912
2022	75,577
2023	59,902
2024	18,240
2025	4,583
Total long-term debt	249,214
Balloon repayment
Debt Instrument, Redemption [Line Items]
2021	95,811
2022	236,509
2023	235,185
2024	123,393
2025	96,006
Total long-term debt	$ 786,904